INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Effective tax rate	30.50%	19.80%
Recognition of previously unrecognized deferred tax assets	$ 0	$ 40,471
Temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised	$ 274,747	$ 102,737